Payables and Other Credit Balances	12 Months Ended
Dec. 31, 2017
Payables and Other Credit Balances [Abstract]
PAYABLES AND OTHER CREDIT BALANCES
NOTE 10:-	PAYABLES AND OTHER CREDIT BALANCES

	December 31,
	2017	2016
	NIS in thousands

Income taxes	437	3,070
Other governmental institutions	14	1,235
Wages and fringe benefits	6,488	2,235
Derivative (i)	-	1,831
Provision for real estate tax (see also note 13.b13)	4,213	-
Income in advance	136	6,429
Provision in respect of plots in India (see also note 4.d.)	16,308	5,646
Provision (see also note 13)	29,167	15,354
Accrued expenses, and others	6,530	10,899

	63,293	46,699